FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       July 31, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       91

Form 13F Information Table Value Total:       $146,261



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102      536    19221 SH       SOLE                             19221
Aaron Rents Inc                COM              002535201      399    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      416     9545 SH       SOLE                              9545
Accenture Ltd                  COM              g1150g111     2278    80450 SH       SOLE                             80450
Alltel Corp                    COM              020039103     1768    27700 SH       SOLE                             27700
Altria Group Inc               COM              02209S103      453     6165 SH       SOLE                              6165
American Express Co            COM              025816109     2170    40775 SH       SOLE                             40775
American International Group   COM              026874107     1001    16947 SH       SOLE                             16947
Amgen Inc                      COM              031162100     2478    37995 SH       SOLE                             37995
Amphenol Corp-CL A             COM              032094203     3425    61200 SH       SOLE                             61200
Avery-Dennison Corp            COM              053611109      337     5800 SH       SOLE                              5800
Bank of America Corp           COM              060505104     5568   115753 SH       SOLE                            115753
Bank of New York Co Inc        COM              064057102     1819    56500 SH       SOLE                             56500
BellSouth Corp                 COM              079860102     1144    31609 SH       SOLE                             31609
Best Buy Co Inc                COM              086516101      474     8652 SH       SOLE                              8652
Caremark Rx Inc                COM              141705103     3138    62922 SH       SOLE                             62922
Chevron Corp                   COM              166764100     3808    61362 SH       SOLE                             61362
Cisco Systems Inc              COM              17275R102     2334   119495 SH       SOLE                            119495
Citigroup Inc                  COM              172967101      651    13498 SH       SOLE                             13498
Coach Inc                      COM              189754104     3487   116618 SH       SOLE                            116618
Coca Cola Co                   COM              191216100      829    19268 SH       SOLE                             19268
Costco Wholesale Corp          COM              22160K105      315     5510 SH       SOLE                              5510
Cullen/Frost Bankers           COM              229899109     2172    37900 SH       SOLE                             37900
Danaher Corp                   COM              235851102     2690    41815 SH       SOLE                             41815
Dell Inc                       COM              24702R101     2905   118779 SH       SOLE                            118779
Dow Chemical Co                COM              260543103      308     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      156    14250 SH       SOLE                             14250
Ebay Inc                       COM              278642103      228     7781 SH       SOLE                              7781
Ensco Intl Inc                 COM              26874Q100     1266    27500 SH       SOLE                             27500
Exxon Mobil Corp               COM              30231G102     3479    56710 SH       SOLE                             56710
Fannie Mae                     COM              313586109      380     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     1402    13300 SH       SOLE                             13300
General Electric Co            COM              369604103     5139   155908 SH       SOLE                            155908
Gilead Sciences Inc.           COM              375558103     1497    25300 SH       SOLE                             25300
Goldman Sachs Group Inc        COM              38141g104     2616    17390 SH       SOLE                             17390
Health Management Assoc Inc    COM              421933102      464    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     2936    82038 SH       SOLE                             82038
Illinois Tool Works Inc        COM              452308109     1225    25800 SH       SOLE                             25800
Ingersoll Rand Co              COM              G4776G101     1617    37800 SH       SOLE                             37800
International Business Machine COM              459200101      286     3729 SH       SOLE                              3729
Intuit Inc                     COM              461202103     2095    34600 SH       SOLE                             34600
JPMorgan Chase & Co            COM              46625H100     1740    41425 SH       SOLE                             41425
John H Harland Co              COM              412639310      545    12539 SH       SOLE                             12539
Johnson & Johnson              COM              478160104     3974    66314 SH       SOLE                             66314
Kellogg Co                     COM              487836108     2036    42050 SH       SOLE                             42050
Lam Research Corp              COM              512807108     1397    29900 SH       SOLE                             29900
Lehman Brothers Holding Inc    COM              524908100     3864    59308 SH       SOLE                             59308
Lennar Corp                    COM              526057104     1200    27055 SH       SOLE                             27055
Lilly, Eli Co                  COM              532457108     2201    39825 SH       SOLE                             39825
Lowe's Companies               COM              548661107      595     9800 SH       SOLE                              9800
McGraw-Hill Companies Inc      COM              580645109     2317    46120 SH       SOLE                             46120
Medtronic Inc                  COM              585055106     1131    24100 SH       SOLE                             24100
Merrill Lynch & Co             COM              590188108     2217    31875 SH       SOLE                             31875
Microsoft Corp                 COM              594918104     1950    83671 SH       SOLE                             83671
Nike Inc Cl B                  COM              654106103     2215    27340 SH       SOLE                             27340
Nordstrom Inc                  COM              655664100     1420    38900 SH       SOLE                             38900
Northern Trust Corp.           COM              665859104      726    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1837    20625 SH       SOLE                             20625
Paychex Inc                    COM              704326107     1926    49400 SH       SOLE                             49400
Penney, J C Inc                COM              708160106     1559    23100 SH       SOLE                             23100
Pfizer Inc                     COM              717081103      476    20275 SH       SOLE                             20275
Praxair Inc                    COM              74005P104     1885    34900 SH       SOLE                             34900
Procter & Gamble Co            COM              742718109     3248    58416 SH       SOLE                             58416
Sandisk Corp                   COM              80004C101     2466    48375 SH       SOLE                             48375
Schering Plough Corp           COM              806605101      209    10975 SH       SOLE                             10975
Smith International Inc        COM              832110100      450    10128 SH       SOLE                             10128
Southern Co                    COM              842587107      354    11038 SH       SOLE                             11038
Sprint Nextel                  COM              852061100     1502    75150 SH       SOLE                             75150
St Jude Medical Inc            COM              790849103      585    18055 SH       SOLE                             18055
Stryker Corp                   COM              863667101      379     9005 SH       SOLE                              9005
SunTrust Banks Inc             COM              867914103      667     8748 SH       SOLE                              8748
Symantec Corp                  COM              871503108      333    21400 SH       SOLE                             21400
Texas Instruments Inc          COM              882508104     1576    52025 SH       SOLE                             52025
United Parcel Service -CL B    COM              911312106     2351    28550 SH       SOLE                             28550
United Technologies Corp       COM              913017109     4769    75194 SH       SOLE                             75194
UnitedHealth Group Inc         COM              91324p102      375     8375 SH       SOLE                              8375
V F Corp                       COM              918204108      200     2950 SH       SOLE                              2950
Valero Energy Corp             COM              91913Y100     1510    22700 SH       SOLE                             22700
Wachovia Corp                  COM              929903102      917    16960 SH       SOLE                             16960
Wal-Mart Stores Inc            COM              931142103     2753    57160 SH       SOLE                             57160
Walgreen Co                    COM              931422109     1007    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      866    11900 SH       SOLE                             11900
Wells Fargo Company            COM              949746101     3144    46865 SH       SOLE                             46865
Wyeth                          COM              983024100     2757    62075 SH       SOLE                             62075
XTO Energy Inc                 COM              98385X106     3517    79445 SH       SOLE                             79445
American EuroPacific Growth Fu                  298706102      232 5290.579000SH     SOLE                        5290.579000
American High Income Tr SBI                     026547109      167 13780.836000SH    SOLE                        13780.836000
American Wash Mutual Invst-A                    939330106      277 8634.285000SH     SOLE                        8634.285000
Columbia Marsico Growth Fd Cl                   638914473      264 14152.901000SH    SOLE                        14152.901000
Munder Midcap Core Growth Fd C                  626124283      214 8933.268000SH     SOLE                        8933.268000
New Perspective Fund Cl A                                      272 8950.119000SH     SOLE                        8950.119000